PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

	January 31, 2025	October 31, 2024
Finance lease equipment	$13,000	$13,000
Manufacturing equipment	757,000	757,000
	770,000	770,000
Less: accumulated depreciation	(310,000)	(292,000)
Total property and equipment, net	$460,000	$478,000

Depreciation expense totaled $18,000 and $19,000 for the three months ended January 31, 2025 and 2024, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

	October 31, 2024	October 31, 2023
Finance lease equipment	$13,000	$260,000
Manufacturing equipment	757,000	535,000
	770,000	795,000
Less: accumulated depreciation and amortization	(292,000)	(222,000)
Total property and equipment, net	$478,000	$573,000

During February 2024, in connection with the expiration of the lease for certain lab equipment originally valued at $240,000, the Company exercised its buyout option for the equipment for a total cost of $1 (see Note 7).

Effective, August 7, 2023, the Company sold its Basalt laboratory facility (“Sale”) to a non-affiliated third-party purchaser (“Purchaser”). The transaction included the assignment of lease for the premises and the lease for certain laboratory equipment and the sale of all leasehold improvements associated with the Basalt laboratory and inventory. In connection with the Sale, the Company recorded a gain of $341,000, net of transaction fees of approximately $11,000, during the year ended October 31, 2023.

Depreciation expense totaled $74,000 and $106,000 for the years ended October 31, 2024 and 2023, respectively.

Amortization expense totaled $0 and 380,000 for the years ended October 31, 2024 and 2023, respectively.